Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Line Items]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2025	3.190
December 31, 2024	3.647
December 31, 2023	3.627

%
Changes in exchange rates for the year ended:
December 31, 2025	(12.5)
December 31, 2024	0.5
December 31, 2023	3

Schedule of Financial Instruments Measured at Fair Value	Fair value hierarchy of financial instruments measured at fair value:
	December 31, 2025
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Financial liability of warrants	-	-	4,066	4,066

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 18B (2))	275	-		275
Financial liability of warrants	-	-	1,149	1,149

Schedule of Details Regarding Fair Value Measurement

Details regarding fair value measurement at Level 3:

Financial liability- warrant

Balance as of January 1, 2025	1,149
Exercise	(88)
Issuance	4,240
Revaluation	(1,235)
Balance as of December 31, 2025	4,066

	Financial asset- convertible note	Financial liability- warrant

Balance as of January 1, 2024	73	2,518
Exercise	-	(56)
Issuance	-	2,028
Proceed	(187)	-
Revaluation	114	(3,341)
Balance as of December 31, 2024	-	1,149

Schedule of Fair Value Measurement
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
For the year ended December 31, 2025
Warrant (see note 9D1)	Black - Scholes	expected term	0.51, 3.51 years
		expected volatility	177.59%, 102.59%
		annual risk free interest	3.65%, 3.69%
		dividend yield	0%

For the year ended December 31, 2024
Warrant (see note 9D1)	Black - Scholes	expected term	4.5, 1.5 years
		expected volatility	97.31%, 129.83%
		annual risk free interest	4.30%, 4.54%
		dividend yield	0%

Currency risk [Member]
Financial Instruments [Line Items]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2025:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	14	34	689	(14)	(34)
Other current assets	4	10	206	(4)	(10)
Accounts payable	(3)	(8)	(150)	3	8
Other payables	(22)	(54)	(1,078)	22	54
Post-employment benefit liabilities	(3)	(8)	(160)	3	8
Total income (loss)	(10)	(26)		10	26

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2025:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	2	6	125	(2)	(6)
Accounts payable	0	0	0	0	0
Other payables	0	0	0	0	0
Total income (loss)	2	6		(2)	(6)

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	8	21	423	(8)	(21)
Other current assets	14	35	704	(14)	(35)
Accounts payable	(1)	(3)	(60)	1	3
Other payables	(14)	(36)	(723)	14	36
Post-employment benefit liabilities	(3)	(7)	(140)	3	7
Total income (loss)	4	10		(4)	(10)

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 2%	Up 5%
Cash and cash equivalents and deposits	1	2	39	(1)	(2)
Accounts payable	(2)	(5)	(92)	2	5
Other payables	(1)	(2)	(50)	1	2
Total income (loss)	(2)	(5)		2	5